Schedule of Investments(a)
January 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.98%
Aerospace & Defense–2.67%
Howmet Aerospace, Inc.	613,989	$24,983,212
Raytheon Technologies Corp.	479,970	47,925,005
		72,908,217
Agricultural & Farm Machinery–1.06%
Deere & Co.	68,637	29,022,469
Air Freight & Logistics–1.45%
United Parcel Service, Inc., Class B	213,963	39,632,366
Apparel Retail–0.61%
Ross Stores, Inc.	140,556	16,612,314
Apparel, Accessories & Luxury Goods–1.14%
LVMH Moet Hennessy Louis Vuitton SE (France)	35,675	31,165,124
Application Software–1.06%
Intuit, Inc.	68,740	29,054,336
Asset Management & Custody Banks–1.39%
BlackRock, Inc.	50,041	37,991,628
Building Products–1.25%
Carrier Global Corp.	750,506	34,170,538
Cable & Satellite–1.49%
Comcast Corp., Class A	1,036,177	40,773,565
Communications Equipment–1.04%
Motorola Solutions, Inc.	111,083	28,549,442
Construction Materials–0.88%
Vulcan Materials Co.	131,517	24,111,012
Consumer Finance–1.16%
American Express Co.	180,663	31,603,379
Data Processing & Outsourced Services–2.54%
Visa, Inc., Class A(b)	302,311	69,595,015
Diversified Banks–3.96%
Bank of America Corp.	1,002,314	35,562,101
JPMorgan Chase & Co.	518,877	72,622,025
		108,184,126
Electric Utilities–1.11%
American Electric Power Co., Inc.	323,015	30,350,489
Electronic Manufacturing Services–1.34%
TE Connectivity Ltd.	287,974	36,615,894
Environmental & Facilities Services–1.07%
Republic Services, Inc.	233,953	29,202,013
Fertilizers & Agricultural Chemicals–0.99%
Mosaic Co. (The)	549,266	27,210,638
Financial Exchanges & Data–2.60%
CME Group, Inc., Class A	177,309	31,323,408
Shares		Value
Financial Exchanges & Data–(continued)
S&P Global, Inc.	106,249	$39,837,000
		71,160,408
Food Distributors–0.75%
Sysco Corp.	265,631	20,575,777
Footwear–1.11%
NIKE, Inc., Class B	238,810	30,407,677
General Merchandise Stores–1.19%
Dollar General Corp.	138,877	32,441,667
Health Care Equipment–1.37%
Stryker Corp.(b)	147,969	37,556,012
Home Improvement Retail–1.81%
Lowe’s Cos., Inc.	237,920	49,546,840
Homebuilding–1.00%
D.R. Horton, Inc.	278,466	27,481,810
Household Products–1.77%
Procter & Gamble Co. (The)	339,337	48,314,802
Hypermarkets & Super Centers–1.30%
Costco Wholesale Corp.	69,791	35,672,972
Industrial Conglomerates–1.41%
Honeywell International, Inc.	185,611	38,696,181
Industrial Machinery–1.25%
Otis Worldwide Corp.	414,979	34,123,723
Industrial REITs–1.71%
Prologis, Inc.	362,105	46,812,934
Insurance Brokers–1.21%
Marsh & McLennan Cos., Inc.	188,768	33,017,411
Integrated Oil & Gas–2.33%
Chevron Corp.	365,638	63,628,325
Integrated Telecommunication Services–0.80%
Deutsche Telekom AG (Germany)	989,673	22,018,055
Interactive Home Entertainment–0.97%
Electronic Arts, Inc.	205,229	26,408,868
Investment Banking & Brokerage–1.38%
Charles Schwab Corp. (The)	489,049	37,862,174
IT Consulting & Other Services–1.58%
Accenture PLC, Class A	154,905	43,226,240
Life Sciences Tools & Services–1.99%
Danaher Corp.	205,532	54,338,550
Managed Health Care–3.47%
Elevance Health, Inc.	65,554	32,776,345
UnitedHealth Group, Inc.	124,370	62,084,260
		94,860,605

See accompanying notes which are an integral part of this schedule.
Invesco Rising Dividends Fund

Shares		Value
Multi-line Insurance–0.79%
Hartford Financial Services Group, Inc. (The)	279,852	$21,719,314
Multi-Utilities–1.86%
Dominion Energy, Inc.	392,227	24,961,326
WEC Energy Group, Inc.	276,572	25,995,003
		50,956,329
Oil & Gas Exploration & Production–1.78%
APA Corp.	454,753	20,159,200
ConocoPhillips	233,849	28,499,178
		48,658,378
Oil & Gas Storage & Transportation–0.68%
Cheniere Energy, Inc.	122,028	18,644,658
Packaged Foods & Meats–0.71%
Mondelez International, Inc., Class A	298,220	19,515,517
Pharmaceuticals–7.26%
AstraZeneca PLC, ADR (United Kingdom)	465,413	30,424,048
Eli Lilly and Co.	125,698	43,258,967
Johnson & Johnson	350,009	57,198,471
Pfizer, Inc.	744,298	32,868,199
Zoetis, Inc.	210,317	34,805,360
		198,555,045
Property & Casualty Insurance–0.90%
Allstate Corp. (The)	190,838	24,516,958
Railroads–1.56%
Union Pacific Corp.	208,817	42,638,343
Residential REITs–0.61%
American Homes 4 Rent, Class A	483,188	16,568,516
Restaurants–3.06%
McDonald’s Corp.	146,718	39,232,393
Starbucks Corp.	408,377	44,570,266
		83,802,659
Semiconductor Equipment–2.38%
Applied Materials, Inc.	275,049	30,665,213
ASML Holding N.V., New York Shares (Netherlands)	52,051	34,397,383
		65,062,596
Semiconductors–3.91%
Broadcom, Inc.	76,808	44,933,448
Shares		Value
Semiconductors–(continued)
NVIDIA Corp.	317,097	$61,951,241
		106,884,689
Soft Drinks–1.73%
PepsiCo, Inc.	276,443	47,277,282
Specialized REITs–1.39%
American Tower Corp.	170,292	38,041,530
Specialty Chemicals–0.65%
DuPont de Nemours, Inc.	239,049	17,677,674
Systems Software–6.58%
Microsoft Corp.	725,719	179,840,425
Technology Hardware, Storage & Peripherals–5.13%
Apple, Inc.	972,101	140,264,453
Tobacco–0.79%
Altria Group, Inc.	481,995	21,709,055
Total Common Stocks & Other Equity Interests (Cost $1,811,808,028)		2,707,237,017
Money Market Funds–0.84%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(c)(d)	7,977,225	7,977,225
Invesco Liquid Assets Portfolio, Institutional Class, 4.48%(c)(d)	5,820,758	5,822,504
Invesco Treasury Portfolio, Institutional Class, 4.30%(c)(d)	9,116,828	9,116,828
Total Money Market Funds (Cost $22,916,470)		22,916,557
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.82% (Cost $1,834,724,498)		2,730,153,574
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.68%
Invesco Private Government Fund, 4.36%(c)(d)(e)	20,510,610	20,510,610
Invesco Private Prime Fund, 4.59%(c)(d)(e)	52,735,494	52,751,314
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $73,259,782)		73,261,924
TOTAL INVESTMENTS IN SECURITIES–102.50% (Cost $1,907,984,280)		2,803,415,498
OTHER ASSETS LESS LIABILITIES—(2.50)%		(68,455,689)
NET ASSETS–100.00%		$2,734,959,809
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Rising Dividends Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$10,129,054	$27,841,922	$(29,993,751)	$-	$-	$7,977,225	$37,584
Invesco Liquid Assets Portfolio, Institutional Class	7,529,405	19,887,087	(21,593,801)	(703)	516	5,822,504	50,936
Invesco Treasury Portfolio, Institutional Class	11,576,061	31,819,339	(34,278,572)	-	-	9,116,828	75,723
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	33,912,047	77,052,467	(90,453,904)	-	-	20,510,610	261,013*
Invesco Private Prime Fund	87,205,356	155,506,354	(189,979,118)	698	18,024	52,751,314	738,907*
Total	$150,351,923	$312,107,169	$(366,299,146)	$(5)	$18,540	$96,178,481	$1,164,163

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Rising Dividends Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,654,053,838	$53,183,179	$—	$2,707,237,017
Money Market Funds	22,916,557	73,261,924	—	96,178,481
Total Investments	$2,676,970,395	$126,445,103	$—	$2,803,415,498
Invesco Rising Dividends Fund